Provisions for legal proceedings, judicial deposits and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Schedule of provisions for legal proceedings

Non-current liabilities	06.30.2026	12.31.2025
Labor claims	842	691
Tax claims	658	737
Civil claims	1,697	1,601
Environmental claims	232	221
Total	3,429	3,250

Schedule of reconciliation of provisions for legal proceedings

	Jan-Jun/2026	Jan-Jun/2025
Opening Balance	3,250	2,833
Additions, net of reversals	238	137
Use of provision	(502)	(634)
Revaluation of existing proceedings and interest charges	240	199
Others	−	(8)
Translation adjustment	203	363
Closing Balance	3,429	2,890

Schedule of non-current assets

Non-current assets	06.30.2026	12.31.2025
Tax	11,493	10,172
Labor	880	839
Civil	4,106	3,702
Environmental and others	101	101
Total	16,580	14,814

Schedule of reconciliation of judicial deposits with legal proceedings

	Jan-Jun/2026	Jan-Jun/2025
Opening Balance	14,814	11,748
Additions	190	438
Use	(65)	(71)
Accruals and charges	716	552
Translation adjustment	925	1,632
Closing Balance	16,580	14,299

Schedule of estimated contingent liabilities

Nature	06.30.2026	12.31.2025
Tax	29,636	25,585
Labor	1,950	1,844
Civil	14,249	12,748
Environmental and others	1,648	1,394
Total	47,483	41,571